CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Revenues
Revenues	$ 582,849	$ 479,908
Cost of revenues
Cost of services	(337,022)	(103,027)
Total cost of revenues	(337,022)	(103,027)
Gross profit	245,827	376,881
Operating (expenses) income
Selling expenses	(155,297)	(100,303)
General and administrative expenses	(91,813)	(75,343)
Other income	(663)	705
Operating income	(1,946)	201,940
Foreign exchange (loss) gain	157	(10)
Interest income	19,388	34,251
Interest expenses	(12,151)	$ (13,239)
Investment income	975
Government grants	3,786	$ 5,816
Income before income taxes and noncontrolling interests	10,209	228,758
Income tax (expenses) benefits	13,436	(58,043)
Net income	23,645	$ 170,715
Net loss income attributable to noncontrolling interests	(33)
Net income attributable to SouFun Holdings Limited's shareholders	23,678	$ 170,715
Other comprehensive income, before tax
Foreign currency translation adjustments	(34,251)	(10,231)
Unrealized gain (loss) on available-for-sale securities	(8,614)	14,653
Other comprehensive income (loss), net of tax	(42,865)	4,422
Comprehensive income	(19,220)	$ 175,137
Comprehensive loss attributable to noncontrolling interests	(33)
Comprehensive income attributable to SouFun Holdings Limited's shareholders	$ (19,187)	$ 175,137
Earnings per share for Class A and Class B ordinary shares
Basic	$ 0.29	$ 2.08
Diluted	$ 0.27	$ 1.84
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	82,937,184	82,009,366
Diluted	88,487,723	94,343,242
Marketing Services [Member]
Revenues
Revenues	$ 166,827	$ 202,257
E Commerce Services [Member]
Revenues
Revenues	300,949	145,600
Listing Services [Member]
Revenues
Revenues	85,661	$ 120,497
Financial Services [Member]
Revenues
Revenues	13,934
Other value-added Services [Member]
Revenues
Revenues	$ 15,478	$ 11,554